Long-Term Debt - Additional Information (Detail) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 11, 2017	Dec. 31, 2019	Feb. 28, 2018	Jul. 31, 2016	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jun. 01, 2016
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt							$ (1,031,000)
Total long-term debt, net		$ 181,000					181,000	$ 16,045,000
Unamortized debt issuance cost								698,000
Line of credit facility, maximum borrowing capacity									$ 450,000,000
Repayment of debt					$ 529,341,000	$ 349,545,000	914,200,000	656,194,000
Eastward Fund Management, LLC [Member] | Term Loan Credit Facility
Debt Instrument [Line Items]
Term loan aggregate principal amount	$ 50,000,000
Outstanding borrowings	25,000,000
Facility fee payment	$ 500,000
Gain (Loss) on Extinguishment of Debt		1,000,000
Total long-term debt, net		$ 24,300,000					$ 24,300,000	24,300,000
Unamortized debt issuance cost								$ 700,000
Date Advance accrued interest at an annual rate	11.73%
Final principal installment payment	3.50%
Ally Bank and Ally Financial | Revolving Credit Facility | Commercial Rea Estate Loans [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 6,000,000
Repayment of debt			$ 5,500,000
Interest at a fixed annual rate				4.78%
Monthly principal payments				$ 25,000